Related Party Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Research	$ 5,600,421	$ 9,411,856
TUM [Member]
Related Party Transaction [Line Items]
Transfer of licenses and protective rights	66,461	66,390
Research		22,573
Total expenses	$ 66,461	$ 88,963